Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss and comprehensive loss for the period	$ (11,403,994)	$ (13,413,532)
Adjustments to reconcile net loss to cash flows used in operating activities:
Amortization and depreciation	1,556,056	154,415
Share-based compensation	1,933,403	1,414,479
Interest expense	36,621	7,285
Deferred tax expense (recovery)		(128,459)
Depreciation on right-of-use assets	528,220	95,322
Change in lease liabilities due to cash payments	(496,835)	(118,886)
Gain on change in fair value of warrants	(21,010,500)
Loss on change in fair value of option liability		3,214,286
Realized foreign exchange loss	(45,465)
Total operating activities	(28,902,494)	(8,775,090)
Changes in non-cash working capital:
Accounts receivable	(2,935,399)	139,267
Prepaid expenses	(9,500,432)	(364,833)
Accounts payable and accrued liabilities	7,996,298	3,622,560
Deferred revenue	1,010,605	66,944
Income taxes payable		595
Total changes in non-cash working capital	(32,331,422)	(5,310,557)
Investing activities
Purchase of capital assets	(8,544,398)	(1,339,660)
Purchase of intellectual property	(494,769)	(500,447)
Purchase of marketable securities	(1,100,000)
Cash acquired on acquisition of Locals Technology Inc.		3,420,060
Total investing activities	(10,139,167)	1,579,953
Financing activities
Repayments of bank indebtedness		(337,636)
Repayments of from long-term debt		(23,556)
Proceeds from other liabilities	250,000	250,000
Proceeds from issuance of Legacy Rumble preferred shares and Class A common shares		50,000,000
Proceeds from Qualifying Transaction	399,807,596
Repurchase of Class C Common Stock	(11,000,000)
Repayment of Sponsor loan in connection with Qualifying Transaction	(2,173,353)
Share issuance costs	(54,091,750)	(756,876)
Total financing activities	332,792,493	49,131,932
Increase in cash and cash equivalents during the period	290,321,904	45,401,328
Cash and cash equivalents, beginning of period	46,847,375	1,446,047
Cash and cash equivalents, end of period	337,169,279	46,847,375
Supplemental cash flow information:
Cash paid for income taxes
Cash paid for interest	54	6,325
Cash paid for lease liabilities	$ 491,210	$ 90,881